Schedule II Condensed Financial Information of Registrant - Condensed Income Statement - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net investment income									$ 2,914	$ 2,510	$ 2,333
Total revenues	$ 1,066	$ 1,272	$ 1,045	$ 722	$ 1,047	$ 224	$ 544	$ 803	4,105	2,618	4,101
Benefits and Expenses
Total benefits and expenses	681	1,234	837	637	825	148	416	639	3,389	2,028	3,577
Income tax expense (benefit)									(52)	12	53
Net income available to Athene Holding Ltd. shareholders	$ 364	$ 126	$ 193	$ 85	$ 243	$ 76	$ 101	$ 142	768	562	456
Comprehensive income (loss) available to Athene Holding Ltd. shareholders									1,372	(319)	1,030
Parent Company
Revenues
Net investment income									10	0	8
Investment related gains (losses)									4	0	0
Total revenues									14	0	8
Benefits and Expenses
Other operating expenses (related party: 2016 – $16, 2015 – $16, and 2014 – $253)									145	130	450
Interest expense									0	0	1
Total benefits and expenses									145	130	451
Loss before income taxes and equity earnings in subsidiaries									(131)	(130)	(443)
Income tax expense (benefit)									0	0	0
Equity earnings in subsidiaries									899	692	899
Net income available to Athene Holding Ltd. shareholders									768	562	456
Other comprehensive income (loss), after tax									604	(881)	574
Comprehensive income (loss) available to Athene Holding Ltd. shareholders									$ 1,372	$ (319)	$ 1,030